INCOME TAXES - NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Decrease in valuation allowance	$ 8,300
U.S. state net operating loss carryforwards	32,300
Unrecognized tax benefits	7,420	$ 2,177	$ 759
Non-U.S.
Income Tax Contingency [Line Items]
Net operating loss carryforwards not subject to expiration	4,700
U.S.
Income Tax Contingency [Line Items]
Net operating loss carryforward subject to expiration	8,500
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards not subject to expiration	$ 9,300